Financial Assets and Financial Liabilities (Details) - Schedule of Financial Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities [Abstract]
Trade payables	¥ 34,818	¥ 35,012
Financial liabilities included in other payables and accruals	44,081	12,046
Amount due to related parties	531	488
Amount due to shareholders	12,566	325
Interest-bearing loans and borrowings	62,226	69,045
Lease liabilities	1,706	4,123
Total current financial liabilities	155,928	121,039
Non-current
Interest-bearing loans and borrowings	3,000
Lease liabilities	2,487	4,650
Total non-current financial liabilities	5,487	4,650
Total	¥ 161,415	¥ 125,689